Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Short-Intermediate Duration Municipal Trust
CIK	dei_EntityCentralIndexKey	0000353101
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2024
Prospectus Date	rr_ProspectusDate	Aug. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Short-Intermediate Municipal Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMTAX
Federated Hermes Short-Intermediate Municipal Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSHIX
Federated Hermes Short-Intermediate Municipal Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSHSX